Income taxes - DTL (Detail 3.2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ 340	$ 325